Average Annual Total Returns - FidelityAdvisorEquityIncomeFund-AMCIZPRO - FidelityAdvisorEquityIncomeFund-AMCIZPRO - Fidelity Advisor Equity Income Fund	Jan. 28, 2023
Fidelity Advisor Equity Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(7.03%)
Past 5 years	5.53%
Past 10 years	8.60%
Fidelity Advisor Equity Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(8.60%)
Past 5 years	3.37%
Past 10 years	6.68%
Fidelity Advisor Equity Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.58%)
Past 5 years	3.92%
Past 10 years	6.56%
Fidelity Advisor Equity Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(3.07%)
Past 5 years	5.95%
Past 10 years	8.57%
Fidelity Advisor Equity Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(5.03%)
Past 5 years	5.78%
Past 10 years	8.61%
Fidelity Advisor Equity Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(1.11%)
Past 5 years	7.06%
Past 10 years	9.53%
Fidelity Advisor Equity Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(0.98%)
Past 5 years	7.21%
Since Inception	8.20%	[1]
RS008
Average Annual Return:
Past 1 year	(7.98%)
Past 5 years	6.50%
Past 10 years	10.16%

[1]	A From August 13, 2013